Note 18 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 21,776	$ 13,779
Larder Project [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	0.00%
Larder Project [Member] | Top of range [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	2.00%
Contractual commitments for equipment and development contracts [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates, committed percentage	100.00%